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                                            State Street Bank and Trust Company
                                                                 Legal Division
                                                      1776 Heritage Drive, AFB2
                                                         North Quincy, MA 02171







                                        May 5, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

Re:  St. Clair Funds, Inc. (the "Company")
     File No. 2-91373/811-4038
     CIK No. 746714, Post-Effective Amendment No. 30

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR this letter as certification that the Prospectus and Statement of Additional Information for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund; and the Prospectus and Statement of Additional Information for the Liquidity Plus Money Market Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 1999 (Accession # 000147469-99-017263).

        Any comments or questions with respect to this filing should be directed to me at (617) 985-1131.

                                   Very truly yours,

                                   /s/ Cynthia Surprise
                                   --------------------
                                   Cynthia Surprise
                                   Vice President and Associate Counsel

cc:  T. Gardner
     L. Rosen
     J. Kanter
     W. Kotapish